EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity [abstract]
Limited partners	$ 148	$ (586)	$ 274	$ (814)
Income (loss) reallocation related to mandatorily convertible preferred shares	13	(47)	20	(64)
Less: Preferred unit dividends attributable to limited partners	(6)	(6)	(11)	(10)
Net income (loss) attributable to limited partners – basic	155	(639)	283	(888)
Dilutive effect of conversion of preferred shares and options	0	0	0	0
Net income (loss) attributable to limited partners – diluted	$ 155	$ (639)	$ 283	$ (888)
Weighted average number of LP Units outstanding (in shares)	437.7	437.6	436.9	439.1
Mandatorily convertible preferred shares (in shares)	70.1	70.1	70.1	70.1
Weighted average number of LP Units outstanding - basic (in shares)	507.8	507.7	507.0	509.2
Dilutive effect of conversion of preferred shares and options (in shares)	0.0	0.0	0.0	0.0
Weighted average number of LP Units outstanding - diluted (in shares)	507.8	507.7	507.0	509.2